Accrued Charter Revenue, Current and Non-Current and Unearned Revenue, Current and Non-Current (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Net accrued charter revenue by maturities [Abstract]
2016	$ (9,430)
2017	(11,336)
2018	(8,919)
2019	(5,684)
Total	$ (35,369)	$ (32,571)